BORROWED FUNDS (Details) $ in Thousands	Jun. 30, 2015 USD ($)
Borrowed Funds [Line Items]
2016	$ 1,000
2017	3,167
2018	2,000
2019	1,667
Thereafter	5,166
Total	$ 13,000